Equity instruments	12 Months Ended
Dec. 31, 2022
Equity Instruments
Equity instruments

7.	Equity instruments

a) Breakdown

The breakdown, by classification and type, of the balances of “Equity instruments” is as follows:

Thousand of reais	2022	2021	2020

Classification:
Financial Assets Measured At Fair Value Through Profit or Loss Held For Trading	2,365,229	2,020,610	1,818,276
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss	240,050	477,707	438,912
Financial Assets Measured At Fair Value Through Other Comprehensive Income	33,493	29,187	72,173
Total	2,638,772	2,527,504	2,329,361

Type:
Shares of Brazilian companies	1,458,883	1,869,824	1,953,128
Shares of foreign companies	60,235	48,825	13,617
Investment funds (1)	1,119,654	608,855	362,616
Total	2,638,772	2,527,504	2,329,361
(1)	Composed mainly by investment on fixed income, public and private securities.

b) Changes

The changes in the balance of “Equity instruments – Financial assets measured at fair value through profit or loss held for trading” were as follows:

Thousand of reais	2022	2021	2020

Balance at beginning of year	2,020,610	1,818,276	2,029,470
Net additions (disposals)	344,619	202,334	(211,194)
Balance at end of year	2,365,229	2,020,610	1,818,276

The changes in the balance of “Equity instruments – Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss” were as follows:

Thousand of reais	2022	2021	2020

Balance at beginning of year	477,707	438,912	171,453
Net additions (disposals)	(237,657)	38,795	267,459
Balance at end of year	240,050	477,707	438,912

The changes in the balance of “Equity instruments – Financial Assets Measured At Fair Value Through Other Comprehensive Income” were as follows:

Thousand of reais	2022	2021	2020

Balance at beginning of year	29,187	72,173	157,306
Net additions (disposals)	4,306	(42,986)	(85,133)
Balance at end of year	33,493	29,187	72,173